Subsequent event (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
Noninterest expense		$ 13,295	$ 13,010	$ 11,514
FDIC special assessment		$ 505
Subsequent Event
Subsequent Event [Line Items]
Noninterest expense	$ 127
Noninterest expense, net of tax	$ 97